Mineral property interests (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2014
Other Properties [Member]
Asset Impairment Charges		$ 552,095
Candente Agreement [Member]
Business Acquisition Royalty Rate	0.50%
Payments to Acquire Royalty Interests in Mining Properties	$ 500,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%